INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense:	¥ 210,472		¥ 207,567	¥ 177,720
Deferred income tax (benefit) expense:	28,428		40,049	(22,322)
Total income tax expense	¥ 238,900	$ 32,729	¥ 247,616	¥ 155,398